RELATED PARTY TRANSACTIONS	6 Months Ended
Jun. 30, 2024
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

20.         RELATED PARTY TRANSACTIONS

Details of outstanding balances with the Group’s related parties as of December 31, 2023 and June 30, 2024 were as follows:

Amount due from related parties:

		As of December 31,	As of June 30,
Name of related parties	Relationship	2023	2024
			(unaudited)
Xu Qing	Shareholder	$191	$213
(1)	The amounts represent interest free advances to the related parties in a short-term basis for operation purpose.

Amount due to related parties:

		As of December 31,	As of June 30,
Name of related parties	Relationship	2023	2024
			(unaudited)
Man Guo	Shareholder	$918	$—
Dan Shao	Shareholder	10,190	3,611
		$11,108	$3,611
(2)	The Group issued a total of 6,567,431 ordinary shares to the two related parties to repay $7.6 million (RMB 54,374 million) debts on April 30, 2024.